Long-term Debt - Summary of Long-Term Debt Matures (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 21,332
2017	39,375
2018	45,000
2019	268,750
2020	0
Later years	1,545,027
LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
2016	21,332
2017	39,375
2018	45,000
2019	268,750
2020	0
Later years	$ 1,545,027